Deferred Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Consumer CLEC Business
Deferred Tax Liability [Line Items]
Schedule of Components of Net Deferred Tax Liability

The significant components of the net deferred tax liability at each reporting period was as follows:

(Thousands)	March 31, 2015	December 31, 2014
Customer list intangible assets	$(5,111)	$(5,523)
Bad debt reserve	36	40
Deferred income taxes, net	$(5,075)	$(5,483)

Deferred tax assets	$36	$40
Deferred tax liabilities	(5,111)	(5,523)
Deferred income taxes, net	$(5,075)	$(5,483)

The significant components of the net deferred tax liability were as follows at December 31:

(Thousands)	2014	2013
Customer list intangible assets	$(5,523)	$(7,296)
Bad debt reserve	40	56

Deferred income taxes, net	$(5,483)	$(7,240)

Deferred tax assets	$40	$56
Deferred tax liabilities	(5,523)	(7,296)

Deferred income taxes, net	$(5,483)	$(7,240)